Subsequent Events	12 Months Ended
Apr. 30, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

19. Subsequent Events

The Company has evaluated all other subsequent events through July 16, 2012, the date these consolidated financial statements were issued, and determined that there were no other subsequent events or transactions that require recognition or disclosures in the financial statements.